Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 09, 2023 vessel m³	Feb. 10, 2023 USD ($)	Nov. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) vessel m³	Dec. 31, 2021 USD ($)	Dec. 31, 2017	Dec. 01, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
number of newbuildings on order | vessel					5
Volume of vessels (in cubic meter) | m³					174,000
Proceeds from Contributed Capital					$ 6,000
Subsequent Event
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)	25.00%
Proceeds from Contributed Capital		$ 86,200
Unasserted Claim | Teekay Tangguh Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Estimated tax indemnification					1,600	$ 1,600
Seapeak LLC | Unasserted Claim | Teekay Tangguh Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Estimated tax indemnification					$ 1,100	$ 1,100
Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)					30.00%		30.00%	30.00%
number of newbuildings on order | vessel					0
Exmar LPG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)					50.00%
number of newbuildings on order | vessel					2
Exmar LPG Joint Venture | Subsequent Event
Unrecorded Unconditional Purchase Obligation [Line Items]
number of newbuildings on order | vessel	2
Volume of vessels (in cubic meter) | m³	45,000
Angola Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)					33.00%
number of newbuildings on order | vessel					0
Volume of vessels (in cubic meter) | m³					160,400
Consolidated Entities
Unrecorded Unconditional Purchase Obligation [Line Items]
Long-term purchase commitment, amount			$ 1,200,000
2020					$ 100,500
2021					15,100
2022					59,200
Unrecorded Unconditional Purchase Obligation, to be Paid, Year Four					244,200
Unrecorded Unconditional Purchase Obligation, to be Paid, Year Five					640,000
Construction [Member] | Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $					11,300
Equity Method Investee
Unrecorded Unconditional Purchase Obligation [Line Items]
Long-term purchase commitment, amount				$ 75,500
2020					8,900
2021					38,200
2022					21,400
Building | Bahrain LNG Joint Venture | Seapeak LLC
Unrecorded Unconditional Purchase Obligation [Line Items]
Borrowings provided under revolving credit facilities					$ 7,200